UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2006

Date of reporting period: June 30, 2006

Item 1: Reports to Stockholders.

                            THE ADAMS EXPRESS COMPANY
--------------------------------------------------------------------------------

Board of Directors

Enrique R. Arzac 1,3
Phyllis O. Bonanno 1,4
Daniel E. Emerson 2,3
Frederic A. Escherich 2,3
Roger W. Gale 1,3
Thomas H. Lenagh 1,4
Kathleen T. McGahran 2,4
Douglas G. Ober 1
John J. Roberts 1,3
Craig R. Smith 2,4

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober          Chairman and Chief Executive Officer
Joseph M. Truta          President
Lawrence L. Hooper, Jr.  Vice President, General Counsel and Secretary
Maureen A. Jones         Vice President, Chief Financial Officer and Treasurer
Stephen E. Kohler        Vice President--Research
David R. Schiminger      Vice President--Research
D. Cotton Swindell       Vice President--Research
Christine M. Sloan       Assistant Treasurer
Geraldine H. Pare        Assistant Secretary

--------------------------------------------------------------------------------
                                   Stock Data
--------------------------------------------------------------------------------

Market Price (6/30/06)                       $    12.87
Net Asset Value (6/30/06)                    $    15.12
Discount:                                         14.9%

New York Stock Exchange and Pacific Exchange ticker symbol: ADX
NASDAQ Mutual Fund Quotation Symbol: XADEX
Newspaper stock listings are generally under the abbreviation: AdaEx

--------------------------------------------------------------------------------
                              Distributions in 2006
--------------------------------------------------------------------------------

From Investment Income (paid or declared)      $   0.13
From Net Realized Gains                            0.02
                                               --------
Total                                          $   0.15
                                               ========

--------------------------------------------------------------------------------
                           2006 Dividend Payment Dates
--------------------------------------------------------------------------------

                       March 1, 2006
                       June 1, 2006
                       September 1, 2006
                       December 27, 2006*

              *Anticipated

[GRAPHIC APPEARS HERE]

The Adams Express Company
Semi-Annual Report
June 30,2006

building for the future with solid investments (R)

                             LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------

We submit herewith the financial statements of the Company for the six months ended June 30, 2006. Also provided are the report of the independent registered public accounting firm, a schedule of investments, and other summary financial information.

Net assets of the Company at June 30, 2006 were $15.12 per share on 85,116,812 shares outstanding, compared with $14.71 per share at December 31, 2005 on 86,099,607 shares outstanding. On March 1, 2006, a distribution of $0.05 per share was paid, consisting of $0.02 from 2005 investment income, $0.02 from 2005 short-term capital gain, and $0.01 from 2006 investment income, all taxable in 2006. A 2006 investment income dividend of $0.05 per share was paid on June 1, 2006, and another $0.05 per share investment income dividend has been declared to shareholders of record August 15, 2006, payable on September 1, 2006.

Net investment income for the six months ended June 30, 2006 amounted to $8,966,520, compared with $8,701,535 for the same period in 2005. These earnings are equal to $0.11 and $0.10 per share.

Net capital gain realized on investments for the six months ended June 30, 2006 amounted to $7,348,305, the equivalent of $0.09 per share.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its website (www.adamsexpress.com). Also available at the website are a history of the Company, historical financial information, and other useful content. Further information regarding shareholder services is located on page 15 of this report.

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

[GRAPHIC APPEARS HERE]
Douglas G. Ober,
Chairman and Chief Executive Officer

[GRAPHIC APPEARS HERE]
Joseph M. Truta,
President

July 14, 2006

                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                  June 30, 2006

Assets

Investments* at value:
    Common stocks and convertible securities
       (cost $895,034,434)                                                         $    1,197,495,589
    Non-controlled affiliate, Petroleum & Resources Corporation
       (cost $27,963,162)                                                                  67,504,004
    Short-term investments (cost $17,352,468)                                              17,352,468
    Securities lending collateral (cost $66,398,828)                                       66,398,828  $     1,348,750,889
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                               279,882
Receivables:
    Investment securities sold                                                                                      40,949
    Dividends and interest                                                                                       1,282,938
Prepaid pension cost                                                                                             5,356,114
Prepaid expenses and other assets                                                                                1,766,549
--------------------------------------------------------------------------------------------------------------------------
        Total Assets                                                                                         1,357,477,321
--------------------------------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                                                    489,662
Open written option contracts at value (proceeds $840,914)                                                         498,500
Obligations to return securities lending collateral                                                             66,398,828
Accrued expenses                                                                                                 3,195,995
--------------------------------------------------------------------------------------------------------------------------
        Total Liabilities                                                                                       70,582,985
--------------------------------------------------------------------------------------------------------------------------
        Net Assets                                                                                     $     1,286,894,336
--------------------------------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares; issued and outstanding 85,116,812 shares (includes 58,794 restricted shares, restricted stock units for 9,000 shares, and deferred stock units for 2,004
   shares) (Note 6)                                                                                    $        85,116,812
Additional capital surplus                                                                                     846,250,117
Unearned compensation-- restricted stock awards (Note 6)                                                          (740,041)
Undistributed net investment income                                                                              6,809,676
Undistributed net realized gain on investments                                                                   7,113,361
Unrealized appreciation on investments                                                                         342,344,411
--------------------------------------------------------------------------------------------------------------------------
        Net Assets Applicable to Common Stock                                                          $     1,286,894,336
--------------------------------------------------------------------------------------------------------------------------
        Net Asset Value Per Share of Common Stock                                                                   $15.12
--------------------------------------------------------------------------------------------------------------------------
  *See Schedule of Investments on pages 8 and 9.
  The accompanying notes are an integral part of the financial statements.

                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                         Six Months Ended June 30, 2006

Investment Income
    Income:
        Dividends:
           From unaffiliated issuers                                                                     $     11,218,641
           From non-controlled affiliate                                                                          374,999
        Interest and other income                                                                                 444,677
-------------------------------------------------------------------------------------------------------------------------
           Total income                                                                                        12,038,317
-------------------------------------------------------------------------------------------------------------------------
    Expenses:
        Investment research                                                                                     1,351,231
        Administration and operations                                                                             701,319
        Directors' fees                                                                                           181,331
        Reports and stockholder communications                                                                    200,188
        Transfer agent, registrar and custodian expenses                                                          183,040
        Auditing and accounting services                                                                           58,997
        Legal services                                                                                             55,005
        Occupancy and other office expenses                                                                       226,234
        Travel, telephone and postage                                                                              49,374
        Other                                                                                                      65,078
-------------------------------------------------------------------------------------------------------------------------
           Total expenses                                                                                       3,071,797
-------------------------------------------------------------------------------------------------------------------------
           Net Investment Income                                                                                8,966,520
-------------------------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
    Net realized gain on security transactions                                                                  7,209,285
    Net realized gain distributed by regulated investment company (non-controlled affiliate)                      139,020
    Change in unrealized appreciation on investments                                                           25,867,044
-------------------------------------------------------------------------------------------------------------------------
           Net Gain on Investments                                                                             33,215,349
-------------------------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                                           $     42,181,869
-------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  Six Months Ended         Year Ended
                                                                                   June 30, 2006       December 31, 2005
                                                                                  -----------------    -----------------
From Operations:
    Net investment income                                                          $      8,966,520      $    18,288,551
    Net realized gain on investments                                                      7,348,305           53,817,950
    Change in unrealized appreciation on investments                                     25,867,044          (27,193,045)
------------------------------------------------------------------------------------------------------------------------
        Change in net assets resulting from operations                                   42,181,869           44,913,456
------------------------------------------------------------------------------------------------------------------------
Distributions to Stockholders from:
    Net investment income                                                                (6,829,548)         (18,634,893)
    Net realized gain from investment transactions                                       (1,719,287)         (53,672,531)
------------------------------------------------------------------------------------------------------------------------
        Decrease in net assets from distributions                                        (8,548,835)         (72,307,424)
------------------------------------------------------------------------------------------------------------------------
From Capital Share Transactions:
    Value of shares issued in payment of distributions                                        5,264           30,523,934
    Cost of shares purchased (Note 4)                                                   (13,657,423)         (32,052,187)
    Deferred compensation (Notes 4, 6)                                                      184,809              101,973
------------------------------------------------------------------------------------------------------------------------
        Change in net assets from capital share transactions                            (13,467,350)          (1,426,280)
------------------------------------------------------------------------------------------------------------------------
        Total Change in Net Assets                                                       20,165,684          (28,820,248)
Net Assets:
    Beginning of period                                                               1,266,728,652        1,295,548,900
------------------------------------------------------------------------------------------------------------------------
    End of period (including undistributed net investment
       income of $6,809,676 and $4,672,704, respectively)                          $  1,286,894,336      $ 1,266,728,652
------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at June 30, 2006 was $1,006,261,641 and net unrealized appreciation aggregated $342,489,248, of which the related gross unrealized appreciation and depreciation were $428,504,151 and $86,014,903, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2006 were $86,465,886 and $98,499,222, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of June 30, 2006 can be found on page 11.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2006 were as follows:

                         Covered Calls     Collateralized Puts
                      -------------------  -------------------
                      Contracts  Premiums  Contract   Premiums
                      ---------  --------  --------   --------

Options outstanding,
   December 31, 2005     2,320  $244,294     2,465    $317,641
Options written          4,530   568,993     5,960     676,298
Options terminated
   in closing
   purchase
   transactions           (400)  (44,798)   (2,250)   (261,535)
Options expired         (2,500) (252,381)   (3,035)   (364,786)
Options exercised         (270)  (30,688)     (125)    (12,124)
---------------------------------------------------------------
Options outstanding,
   June 30, 2006         3,680  $485,420     3,015    $355,494
---------------------------------------------------------------

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2005, the Company issued 2,400,624 shares of its Common Stock at a price of $12.715 per share (the average market price on December 12, 2005) to stockholders of record on November 22, 2005 who elected to take stock in payment of the year-end distribution from 2005 capital gain and investment income.

During 2006, the Company issued 395 shares of its Common Stock at a weighted average price of $13.26 per share as dividend equivalents to holders of deferred stock units and restricted stock units under the 2005 Equity Incentive Compensation Plan.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2006 and 2005 were as follows:

                               Shares                    Amount
                      ------------------------  --------------------------
                      Six months                 Six months
                        ended     Year ended       ended      Year ended
                       June 30,   December 31,    June 30,    December 31,
                        2006         2005           2006          2005
                      ----------  ------------  -----------   ------------

Shares issued in
   payment of
   dividends                 395   2,400,624   $      5,264   $ 30,523,934

Shares purchased
   (at a
   weighted
   average
   discount from
   net asset
   value of
   14.1% and
   12.6%,
   respectively)      (1,040,700) (2,458,500)   (13,657,423)   (32,052,187)

Net share
   activity
   under the
   2005 Equity
   Incentive
   Compensation
   Plan                   57,510      22,191        184,809        101,973
--------------------------------------------------------------------------
Net change              (982,795)    (35,685)  $(13,467,350) $  (1,426,280)
--------------------------------------------------------------------------

5. Retirement Plans

The Company's qualified defined benefit pension plan covers all employees with at least one year of service. In addition, the Company has

--------------------------------------------------------------------------------

a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service and compensation during the last five years of employment. The Company's policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the six months ended June 30, 2006, the Company did not contribute to the plans. The Company does not anticipate making any contributions to the plans in 2006.

The following table aggregates the components of the plans' net periodic pension cost for the six months ended June 30, 2006:

Service cost                                 $  230,485
Interest cost                                   259,008
Expected return on plan assets                 (397,018)
Amortization of prior service cost               59,888
Amortization of net loss                         90,382
-------------------------------------------------------
Net periodic pension cost                    $  242,745
-------------------------------------------------------

The Company also sponsors a defined contribution plan that covers substantially all employees. For the six months ended June 30, 2006, the Company expensed contributions of $91,492. The Company does not provide postretirement medical benefits.

6. Stock-Based Compensation

The Stock Option Plan adopted in 1985 ("1985 Plan") permits the issuance of stock options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company's Common Stock at the fair market value on the date of grant. The exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Company during subsequent years. Options are exercisable beginning not less than one year after the date of grant and stock appreciation rights are exercisable beginning not less than two years after the date of grant. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option exercise price and the fair market value of the Common Stock at the date of surrender. All options terminate 10 years from the date of grant if not exercised. With the adoption of the 2005 Equity Incentive Compensation Plan at the 2005 Annual Meeting, no further grants will be made under the 1985 Plan, although unexercised awards granted in 2004 and prior years remain outstanding.

A summary of option activity under the 1985 Plan as of June 30, 2006, and changes during the period then ended, is presented below:

                                      Weighted-   Weighted-
                                      Average      Average
                                      Exercise    Remaining
                           Options     Price     Life (Years)
                           --------   ---------  ------------
Outstanding at
   December 31, 2005       254,766     $ 11.71       5.71
Exercised                  (34,063)       7.94
Cancelled                   (8,233)      10.87
------------------------------------------------------------
Outstanding at
   June 30, 2006           212,470     $ 12.32       5.12
------------------------------------------------------------
Exercisable at
   June 30, 2006           134,538     $ 12.44       5.00
------------------------------------------------------------

The options outstanding as of June 30, 2006 are set forth below:

                                          Weighted    Weighted
                                          Average      Average
                              Options     Exercise    Remaining
Exercise Price              Outstanding    Price     Life (Years)
-----------------------------------------------------------------
$8.50-$10.74                  57,538      $  9.68       3.50
$10.75-$12.99                103,784        11.51       6.54
$13.00-$15.24                    --           --         --
$15.25-$17.50                 51,148        16.94       4.09
-----------------------------------------------------------------
Outstanding at
   June 30, 2006             212,470      $ 12.32       5.12
-----------------------------------------------------------------

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award's vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost recognized for the six months ended June 30, 2006 was $60,678.

The 2005 Equity Incentive Compensation Plan ("2005 Plan") permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 3,413,131 shares of the Company's Common Stock, including both performance and nonperformance-based restricted stock. Performance-based restricted stock awards vest at the end of a specified three year period, with the ultimate number of awards earned contingent on achievement of certain performance targets. If performance targets are not achieved, all or a portion of the performance-based awards are forfeited and become available for future grants. Nonperformance-based restricted stock awards vest ratably over a three year period and nonperformance-based restricted stock units (granted to non-employee directors) vest over a one year period. The 2005 Plan provides for accelerated vesting in the event of death or retirement. Non-employee directors also may elect to defer a portion of their cash compensation, with such deferred amount to be paid by delivery of deferred stock units. Outstanding awards were granted at fair market value on grant date. The number of shares of Common Stock which remains available for future grants under the 2005 Plan at June 30, 2006 is 3,332,648 shares.

The Company pays dividends and dividend equivalents on outstanding awards, which are charged to net assets when paid. Dividends and dividend equivalents paid on restricted awards that are later forfeited are reclassified to compensation expense.

A summary of the status of the Company's awards granted under the 2005 Plan as of June 30, 2006, and changes during the period then ended is presented below:

                                              Weighted Average
                                     Shares/   Grant-Date Fair
Awards                                Units          Value
--------------------------------------------------------------
Balance at December 31, 2005         21,441       $   12.57
Granted:
   Restricted stock                  49,500           12.93
   Restricted stock units             7,500           13.24
   Deferred stock units               2,004           13.05
Vested & issued                      (9,165)          12.56
Forfeited                            (1,482)          12.56
--------------------------------------------------------------
Balance at
   June 30, 2006 (includes 49,500
   performance-based awards and
   20,298 nonperformance-based
   awards)                           69,798       $   12.91
--------------------------------------------------------------

--------------------------------------------------------------------------------

Compensation costs resulting from awards granted under the 2005 Plan are based on the fair value of the award on grant date (determined by the average of the high and low price on grant date) and recognized on a straight-line basis over the requisite service period. For those awards with performance conditions, compensation costs are based on the most probable outcome and, if such goals are not met, no compensation cost is recognized and any recognized compensation cost is reversed. The total compensation costs for restricted stock granted to employees for the period ending June 30, 2006 were $116,803. The total compensation costs for restricted stock units granted to non-employee directors for the period ended June 30, 2006 were $61,748. As of June 30, 2006, there were total unrecognized compensation costs of $740,041 related to nonvested share-based compensation arrangements granted under the 2005 Plan. Those costs are expected to be recognized over a weighted average period of 2.17 years.

7. Expenses

The aggregate remuneration paid during the six months ended June 30, 2006 to officers and directors amounted to $1,742,394, of which $204,230 was paid as fees and compensation to directors who were not officers. These amounts represent the taxable income to the Company's officers and directors and therefore differ from the amounts reported in the accompanying Statement of Operations that are recorded and expensed in accordance with generally accepted accounting principles.

8. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At June 30, 2006, the Company had securities on loan of $64,774,133 and held collateral of $66,398,828, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                          Six Months Ended
                                      ------------------------
                                                                                         Year Ended December 31
                                      June 30,        June 30,        ----------------------------------------------------------
                                        2006            2005           2005        2004          2003         2002         2001
                                      --------        --------        ------      ------        ------       ------       ------

 Per Share Operating Performance
 Net asset value, beginning of period   $14.71          $15.04        $15.04      $14.36        $12.12       $16.05       $23.72
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income                 0.11            0.10          0.22        0.23*         0.19         0.20         0.26
    Net realized gains and
         increase (decrease) in
         unrealized appreciation          0.37           (0.01)         0.32        1.39          2.85        (3.38)       (6.21)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations         0.48            0.09          0.54        1.62          3.04        (3.18)       (5.95)
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions
    Dividends from net investment
         income                          (0.08)          (0.09)        (0.22)      (0.24)        (0.17)       (0.19)       (0.26)
    Distributions from net
         realized gains                  (0.02)          (0.01)        (0.64)      (0.66)        (0.61)       (0.57)       (1.39)
---------------------------------------------------------------------------------------------------------------------------------
 Total distributions                     (0.10)          (0.10)        (0.86)      (0.90)        (0.78)       (0.76)       (1.65)
---------------------------------------------------------------------------------------------------------------------------------
    Capital share repurchases             0.03            0.03          0.05        0.02          0.04         0.05         0.04
    Reinvestment of distributions          --              --          (0.06)      (0.06)        (0.06)       (0.04)       (0.11)
---------------------------------------------------------------------------------------------------------------------------------
 Total capital share transactions         0.03            0.03         (0.01)      (0.04)        (0.02)        0.01        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period         $15.12          $15.06        $14.71      $15.04        $14.36       $12.12       $16.05
---------------------------------------------------------------------------------------------------------------------------------
 Per share market price, end
      of period                         $12.87          $12.87        $12.55      $13.12        $12.41       $10.57       $14.22
 Total Investment Return
    Based on market price                  3.3%           (1.2)%         2.2%       13.2%         25.2%       (20.6)%      (24.7)%
    Based on net asset value               3.6%            0.9%          4.5%       12.1%         26.3%       (19.4)%      (24.7)%
 Ratios/Supplemental Data
    Net assets, end of period
         (in 000's)                 $1,286,894      $1,279,265    $1,266,729  $1,295,549   $ 1,218,862   $1,024,810   $1,368,366
    Ratio of expenses to average
         net assets                       0.47%+          0.44%+        0.45%       0.43%         0.47%        0.34%        0.19%
    Ratio of net investment income
         to average net assets            1.38%+          1.37%+        1.44%       1.54%         1.45%        1.42%        1.33%
    Portfolio turnover                   13.55%+         14.82%+       12.96%      13.43%        12.74%       17.93%       19.15%
    Number of shares outstanding at
         end of period (in 000's)       85,117          84,961        86,100      86,135        84,886       84,536       85,233

------------------
* In 2004 the Company received $2,400,000, or $0.03 per share, in an extraordinary dividend from Microsoft Corp.
+ Ratios presented on an annualized basis.

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                 June 30, 2006

                                        Shares      Value (A)
                                      ----------  -------------

Stocks and Convertible Securities -- 98.3%
   Consumer -- 18.0%
      Consumer Discretionary -- 7.8%
      BJ's Wholesale Club,
         Inc. (B)                        500,000  $  14,175,000
      Clear Channel
         Communications, Inc.            350,000     10,832,500
      Comcast Corp. (B)                  365,000     11,950,100
      Gannett Co., Inc.                  112,500      6,292,125
      Harley-Davidson, Inc.              235,000     12,899,150
      Newell Rubbermaid Inc.             515,000     13,302,450
      OSI Restaurant Partners,
         Inc. (C)                        315,000     10,899,000
      Target Corp.                       410,000     20,036,700
                                                  -------------
                                                    100,387,025
                                                  -------------
      Consumer Staples -- 10.2%
      Avon Products, Inc.                420,000     13,020,000
      Bunge Ltd. (C)                     235,000     11,808,750
      Coca-Cola Co.                      200,000      8,604,000
      Dean Foods Co. (B)                 450,000     16,735,500
      Del Monte Foods Co.              1,115,000     12,521,450
      PepsiCo, Inc.                      400,000     24,016,000
      Procter & Gamble Co.               340,000     18,904,000
      Safeway Inc.                       423,000     10,998,000
      Unilever plc ADR                   621,000     13,997,340
                                                  -------------
                                                    130,605,040
                                                  -------------

   Energy -- 11.9%
      BP plc ADR                         270,000     18,794,700
      ConocoPhillips                     345,000     22,607,850
      Exxon Mobil Corp.                  130,000      7,975,500
      Marathon Oil Co.                   120,000      9,996,000
      Murphy Oil Corp.                    38,500      2,150,610
      Petroleum & Resources
         Corporation (D)               1,985,996     67,504,004
      Schlumberger Ltd.                  380,000     24,741,800
                                                  -------------
                                                    153,770,464
                                                  -------------

   Financials -- 17.9%
      Banking -- 13.7%
      BankAtlantic Bancorp, Inc.         880,000     13,059,200
      Bank of America Corp.              610,000     29,341,000
      Bank of New York Co.,
         Inc. (The)                      375,000     12,075,000
      Compass Bancshares Inc.            300,000     16,680,000
      Fifth Third Bancorp                280,000     10,346,000
      Investors Financial
         Services
         Corp. (C)                       382,500     17,174,250
      Morgan Stanley                     200,000     12,642,000
      Wachovia Corp.                     470,000     25,417,600
      Wells Fargo & Co.                  325,000     21,801,000
      Wilmington Trust Corp.             420,000     17,715,600
                                                  -------------
                                                    176,251,650
                                                  -------------

      Insurance -- 4.2%
      AMBAC Financial Group,
         Inc.                            295,000     23,924,500
      American International
         Group, Inc.                     500,000     29,525,000
                                                  -------------
                                                     53,449,500
                                                  -------------

   Health Care -- 13.8%
      Abbott Laboratories                350,000  $  15,263,500
      Advanced Medical Optics,
         Inc. (B)(C)                     300,000     15,210,000
      Bristol-Myers Squibb Co.           345,000      8,921,700
      Caremark Rx Inc.                   255,000     12,716,850
      Genentech, Inc. (B)                220,000     17,996,000
      HCA Inc.                           250,000     10,787,500
      Johnson & Johnson                  255,000     15,279,600
      Laboratory Corp. of
         America Holdings (B)            200,000     12,446,000
      MedImmune, Inc. (B)                225,000      6,097,500
      Medtronic, Inc.                    310,000     14,545,200
      Pfizer Inc.                      1,120,000     26,286,400
      Wyeth Co.                          325,000     14,433,250
      Zimmer Holdings, Inc. (B)          125,000      7,090,000
                                                  -------------
                                                    177,073,500
                                                  -------------

   Industrials -- 13.2%
      Cintas Corp. (C)                   300,000     11,928,000
      Curtiss-Wright Corp.               460,000     14,204,800
      Donnelley (R.R.) & Sons Co.        260,000      8,307,000
      Emerson Electric Co.               200,000     16,762,000
      General Electric Co.             1,487,700     49,034,592
      Illinois Tool Works Inc.           250,000     11,875,000
      Masco Corp.                        450,000     13,338,000
      3M Co.                             160,000     12,923,200
      United Parcel Service,
         Inc.                            155,000     12,761,150
      United Technologies Corp.          300,000     19,026,000
                                                  -------------
                                                    170,159,742
                                                  -------------
   Information Technology -- 12.0%
      Communication Equipment -- 2.0%
      Avaya Inc. (B)                     600,000      6,852,000
      Corning Inc. (B)                   500,000     12,095,000
       Lucent Technologies Inc. (B)    2,900,000      7,018,000
                                                  -------------
                                                     25,965,000
                                                  -------------

      Computer Related -- 8.4%
      Automatic Data Processing
         Inc.                            300,000     13,605,000
      BEA Systems, Inc. (B)(C)           800,000     10,472,000
      Cisco Systems, Inc. (B)          1,200,000     23,436,000
      Dell Inc. (B)                      545,000     13,303,450
      Microsoft Corp.                  1,180,000     27,494,000
      Oracle Corp. (B)                 1,356,001     19,648,455
                                                  -------------
                                                    107,958,905
                                                  -------------

      Electronics -- 1.6%
      Cree, Inc. (B)(C)                  375,000      8,910,000
      Intel Corp.                        310,000      5,874,500
      Solectron Corp. (B)              1,850,000      6,327,000
                                                  -------------
                                                     21,111,500
                                                  -------------

--------------------------------------------------------------------------------

                                 June 30, 2006

                                        Shares        Value (A)
                                      ----------  ---------------
   Materials -- 5.1%
      Air Products and
         Chemicals, Inc.               250,000    $    15,980,000
      du Pont (E.I.) de Nemours
         and Co.                       360,000         14,976,000
      Florida Rock Industries
         Inc.                          150,000          7,450,500
      Martin Marietta
         Materials, Inc.                83,000          7,565,450
      Rohm & Haas Co.                  400,000         20,048,000
                                                  ---------------
                                                       66,019,950
                                                  ---------------

   Telecom Services -- 2.8%
      Alltel Corp.                     300,000         19,149,000
      AT&T Corp.                       595,000         16,594,550
                                                  ---------------
                                                       35,743,550
                                                  ---------------

   Utilities -- 3.6%
      Aqua America, Inc. (C)           650,000         14,813,500
      Duke Energy Corp.                611,560         17,961,517
      MDU Resources Group, Inc.        375,000         13,728,750
                                                  ---------------
                                                       46,503,767
                                                  ---------------

Total Stocks and Convertible Securities
   (Cost $922,997,596) (E)                        $ 1,264,999,593
                                                  ---------------

                                           Prin. Amt.      Value (A)
                                           -----------     ---------

Short-Term Investments -- 1.4%
       U.S. Government
         Obligations -- 1.3%
       U.S. Treasury Bills,
         4.74%, due 8/17/06                $16,500,000 $   16,397,893
                                                       --------------
      Time Deposit -- 0.0%
      Bank of America Corp.,
         4.50%, due 7/3/06                                    180,006
                                                       --------------
      Commercial Paper -- 0.1%
         General Electric Capital Corp.,
         5.00%, due 7/5/06                     775,000        774,569
                                                       --------------

Total Short-Term Investments
   (Cost $17,352,468)                                      17,352,468
                                                       --------------
Securities Lending Collateral -- 5.2%
      Brown Brothers Investment
         Trust, 5.16%, due 7/3/06                          66,398,828
                                                       --------------
Total Securities Lending Collateral
   (Cost $66,398,828)                                      66,398,828
                                                       --------------
Total Investments -- 104.8%
   (Cost $1,006,748,892)                                1,348,750,889

   Cash, receivables, prepaid
      expenses and other assets, less
      liabilities-- (4.8)%                                (61,856,553)
                                                       --------------
Net Assets-- 100%                                      $1,286,894,336
                                                       ==============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B)  Presently non-dividend paying.
(C) Some of the shares of this company are on loan. See note 8 to financial statements.
(D) Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(E) The aggregate market value of stocks held in escrow at June 30, 2006 covering open call option contracts written was $18,579,600. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $14,917,500.

                                PORTFOLIO SUMMARY
--------------------------------------------------------------------------------

                                  June 30, 2006

Ten Largest Portfolio Holdings

                                              Market Value     % of Net Assets
                                             --------------   -----------------

Petroleum & Resources Corporation*            $  67,504,004          5.2
General Electric Co.                             49,034,592          3.8
American International Group, Inc.               29,525,000          2.3
Bank of America Corp.                            29,341,000          2.3
Microsoft Corp.                                  27,494,000          2.1
Pfizer Inc.                                      26,286,400          2.0
Wachovia Corp.                                   25,417,600          2.0
Schlumberger Ltd.                                24,741,800          1.9
PepsiCo, Inc.                                    24,016,000          1.9
AMBAC Financial Group, Inc.                      23,924,500          1.9
                                              -------------         -----
    Total                                     $ 327,284,896         25.4%
--------------------------------------------------------------------------------
* Non-controlled affiliate

Sector Weightings

                             [GRAPHIC APPEARS HERE]

Consumer                    18.0%
Energy                      11.9%
Financials                  17.9%
Health Care                 13.8%
Industrials                 13.2%
Information Technolgy       12.0%
Materials                    5.1%
Telecom Services             2.8%
Utilities                    3.6%
Cash & Equivalent            1.4%

                    SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                                  June 30, 2006


    Contracts                                                                        Contract
   (100 shares                                                           Strike     Expiration   Appreciation/
      each)                        Security                              Price         Date     (Depreciation)
--------------------------------------------------------------------------------------------------------------

                                            COVERED CALLS

         100  Advanced Medical Optics, Inc. ............................ $   50        Jul 06       $ (2,301)
         100  Advanced Medical Optics, Inc. ............................     50        Aug 06        (12,801)
         100  Air Products and Chemicals, Inc. .........................     70        Sep 06          6,700
         100  Air Products and Chemicals, Inc. .........................     75        Dec 06          4,200
         200  AMBAC Financial Group, Inc. ..............................     85        Aug 06         21,399
         100  AMBAC Financial Group, Inc. ..............................     85        Nov 06         (5,061)
         100  Avon Products, Inc. ......................................     35        Oct 06          5,200
         150  Bunge Ltd. ...............................................     65        Jul 06         26,549
         100  Bunge Ltd. ...............................................     70        Jul 06         14,224
         100  Caremark Rx Inc. .........................................     55        Sep 06            (50)
         200  Corning Inc. .............................................     30        Aug 06         17,399
         150  Cree, Inc. ...............................................     35        Sep 06         13,050
         150  Cree, Inc. ...............................................     40        Sep 06         18,299
         100  Emerson Electric Co. .....................................     95        Sep 06          6,700
         150  HCA Inc. .................................................     55        Aug 06         14,549
         200  Illinois Tool Works Inc. .................................     50        Sep 06        (13,050)
         200  Illinois Tool Works Inc. .................................  52.50        Sep 06            200
         150  Investors Financial Services Corp. .......................     45        Jul 06         (5,990)
         100  Investors Financial Services Corp. .......................     50        Jul 06         21,699
         100  Investors Financial Services Corp. .......................     55        Oct 06          7,824
         100  Laboratory Corp. of America Holdings......................     65        Aug 06          2,200
          80  Martin Marietta Materials, Inc. ..........................     140       Oct 06         10,159
         100  Murphy Oil Corp. .........................................     55        Jul 06         (8,800)
         150  OSI Restaurant Partners, Inc. ............................     50        Aug 06         19,799
         250  Rohm & Haas Co. ..........................................     55        Jul 06         28,274
         200  Rohm & Haas Co. ..........................................     55        Oct 06          3,399
         150  United Technologies Corp. ................................     65        Aug 06         (2,851)
------------                                                                                      ----------
       3,680                                                                                         190,919
------------                                                                                      ----------

                                         COLLATERALIZED PUTS

         170  Advanced Medical Optics, Inc. ............................     35        Jul 06         17,999
         250  Bunge Ltd. ...............................................     45        Jul 06         15,139
         150  Caremark Rx Inc. .........................................     40        Sep 06          6,300
         150  Exxon Mobil Corp. ........................................  52.50        Oct 06          7,799
         100  Florida Rock Industries Inc. .............................     45        Sep 06         (7,800)
         150  Harley-Davidson, Inc. ....................................     45        Aug 06         11,174
         100  Harley-Davidson, Inc. ....................................  47.50        Aug 06         12,699
         100  Harley-Davidson, Inc. ....................................     50        Aug 06          3,200
         100  Marathon Oil Co. .........................................     60        Jul 06         11,700
         100  Marathon Oil Co. .........................................     65        Jul 06         24,199
         100  Marathon Oil Co. .........................................     75        Jul 06          8,700
         100  Marathon Oil Co. .........................................     55        Oct 06          9,200
         170  Martin Marietta Materials, Inc. ..........................     80        Jul 06         19,889
         250  MedImmune, Inc. ..........................................     25        Dec 06         (3,251)
          75  Morgan Stanley............................................     55        Oct 06          6,900
         100  Procter & Gamble Co. .....................................     55        Oct 06         (3,300)
         100  Target Corp. .............................................     45        Oct 06            700
         250  Wachovia Corp. ...........................................  47.50        Jul 06         22,999
         100  Wachovia Corp. ...........................................     50        Oct 06          3,700
         150  Zimmer Holdings, Inc. ....................................     55        Sep 06        (13,200)
         250  Zimmer Holdings, Inc. ....................................     50        Dec 06         (3,251)
------------                                                                                      ----------
       3,015                                                                                         151,495
------------                                                                                      ----------
                                                                                                    $342,414
                                                                                                  ==========

                         CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                   During the Three Months Ended June 30, 2006
                                   (unaudited)

                                                                                                        Shares
                                                                                              ---------------------------
                                                                                                                Held
                                                                                 Additions    Reductions    June 30, 2006
                                                                                ----------    ----------    -------------
BankAtlantic Bancorp, Inc.................................................      130,000                         880,000
Bank of America Corp......................................................       60,000                         610,000
Bank of New York Co., Inc. (The)..........................................      375,000                         375,000
Caremark Rx Inc. .........................................................      255,000                         255,000
Curtiss-Wright Corp.......................................................      230,000(1)                      460,000
Dell Inc. ................................................................      145,000                         545,000
Harley-Davidson, Inc......................................................      235,000                         235,000
Illinois Tool Works Inc. .................................................      125,000(1)                      250,000
Marathon Oil Co...........................................................       10,000                         120,000
Morgan Stanley............................................................       25,000                         200,000
Schlumberger Ltd..........................................................      190,000(1)                      380,000
Unilever plc ADR..........................................................      276,000(1)                      621,000
Wachovia Corp.............................................................       75,000                         470,000
Aqua America, Inc.........................................................                      150,000         650,000
Black Hills Corp..........................................................                      245,000             --
Laboratory Corp. of America Holdings......................................                       25,000         200,000
Murphy Oil Corp...........................................................                       51,500          38,500
North Fork Bancorp, Inc. .................................................                      525,000             --
PepsiCo, Inc..............................................................                       40,000         400,000
Sapient Corp..............................................................                    1,150,000             --
Smurfit-Stone Container Corp..............................................                      650,000             --

------------------

(1)      By stock split.

                         HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                                                             Dividends      Distributions
                                                                                Net            from              from
                                                                               Asset      Net Investment     Net Realized
                                             Value of           Shares       Value per        Income            Gains
December 31                                 Net Assets       Outstanding*     Share*         per Share*       per Share*
------------                              ---------------  ---------------- ------------  ----------------   -------------
1996....................................  $ 1,138,760,396     72,054,792      $  15.80        $   .35          $   .80
1997....................................    1,424,170,425     74,923,859         19.01            .29             1.01
1998....................................    1,688,080,336     77,814,977         21.69            .30             1.10
1999....................................    2,170,801,875     80,842,241         26.85            .26             1.37
2000....................................    1,951,562,978     82,292,262         23.72            .22             1.63
2001....................................    1,368,366,316     85,233,262         16.05            .26             1.39
2002....................................    1,024,810,092     84,536,250         12.12            .19              .57
2003....................................    1,218,862,456     84,886,412         14.36            .17              .61
2004....................................    1,295,548,900     86,135,292         15.04            .24              .66
2005....................................    1,266,728,652     86,099,607         14.71            .22              .64
June 30, 2006...........................    1,286,894,336     85,116,812         15.12            .13+             .02+

------------------

* Adjusted to reflect the 3-for-2 stock split effected in October 2000. + Paid or declared.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Stockholders of The Adams Express Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Adams Express Company (hereafter referred to as the "Company") at June 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2006, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 13, 2006

  This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the Commission's website at www.sec.gov. The Company's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the heading "Financial Reports".

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information as to how the Company voted proxies relating to portfolio securities during the 12 month period ended June 30, 2006 are available (i) without charge, upon request, by calling the Company's toll free number at (800) 638-2479; (ii) on the Company's website by clicking on "Corporate Information" heading on the website; and (iii) on the Securities and Exchange Commission's website at http//www.sec.gov.

Privacy Policy

In order to conduct its business, The Adams Express Company collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder's address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in "street name" by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

                                   ----------

                                  Common Stock
                      Listed on the New York Stock Exchange
                            and the Pacific Exchange

                            The Adams Express Company
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                        (410) 752-5900 or (800) 638-2479
                          Website: www.adamsexpress.com
                        E-mail: contact@adamsexpress.com
                       Counsel: Chadbourne & Parke L.L.P.
    Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP
         Transfer Agent & Registrar: American Stock Transfer & Trust Co.
             Custodian of Securities: Brown Brothers Harriman & Co.

                      SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional
  Cash Investments
    Service Fee                     $2.50 per investment
    Brokerage Commission                 $0.05 per share

Reinvestment of Dividends*
    Service Fee                    2% of amount invested
                        (maximum of $2.50 per investment)
    Brokerage Commission                 $0.05 per share

Sale of Shares
    Service Fee                                   $10.00
    Brokerage Commission                 $0.05 per share

Deposit of Certificates for safekeeping            $7.50
Book to Book Transfers                          Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments
Initial minimum investment (non-holders)         $500.00
Minimum optional investment
   (existing holders)                             $50.00
Electronic Funds Transfer
   (monthly minimum)                              $50.00
Maximum per transaction                       $25,000.00
Maximum per year                                    NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in AST's Plan or contact AST.

                                   ----------

                                   The Company
                            The Adams Express Company
                             Lawrence L. Hooper, Jr.
                  Vice President, General Counsel and Secretary
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                                 (800) 638-2479
                          Website: www.adamsexpress.com
                        E-mail: contact@adamsexpress.com

                               The Transfer Agent
                     American Stock Transfer & Trust Company
                        Address Shareholder Inquiries to:
                        Shareholder Relations Department
                                 59 Maiden Lane
                               New York, NY 10038
                                 (877) 260-8188
                            Website: www.amstock.com
                            E-mail: info@amstock.com

                        Investors Choice Mailing Address:
                        Attention: Dividend Reinvestment
                                  P.O. Box 922
                               Wall Street Station
                             New York, NY 10269-0560
                            Website: www.amstock.com
                            E-mail: info@amstock.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

Item  2:  Code(s) of Ethics for senior financial officers  -
Item not applicable to semi-annual report.

Item  3:  Audit  Committee  Financial  Expert  -  Item   not
applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi-annual report.

Item 6: Schedule of Investments - This schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item   8:   Portfolio  Managers  of  Closed-End   Management
Investment Companies - Item not applicable to semi-annual report.

Item   9:  Purchases  of  Equity  Securities  by  Closed-End
Management Investment Company and Affiliated Purchasers.

                                                 Maximum
                                     Total      Number (or
                                   Number of   Approximate
                                  Shares (or   Dollar Value)
             Total                  Units)    of Shares (or
             Number               Purchased    Units) that
               of      Average    as Part of   May Yet Be
             Shares     Price      Publicly     Purchased
              (or      Paid per   Announced     Under the
             Units)   Share (or    Plans or     Plans or
Period(2)  Purchased    Unit)      Programs     Programs
--------   ---------  ---------   ---------    ---------
Jan. 2006   243,200    $ 12.94     243,200     3,792,429
Feb. 2006   250,400    $ 12.97     250,400     3,542,029
Mar. 2006   345,600    $ 13.21     345,600     3,196,429
Apr. 2006   165,700    $ 13.36     165,700     3,030,729
May 2006     35,800    $ 13.45      35,800     2,994,929
June 2006         0    $     0           0     2,994,929
--------   ---------  ---------   ---------    ---------
Total     1,040,700(1) $ 13.12   1,040,700(2)  2,994,929(2)


(1) There were no shares purchased other than through a publicly announced plan or program.
(2.a) The Plan was announced on December 9, 2004 and was reapproved on December 8, 2005.
(2.b) The share amount approved in 2004 was 5% of outstanding shares, or approximately 4,172,453 shares, and in 2005 was 5% of outstanding shares, or approximately 4,192,729 shares.
(2.c) The Plan will expire on or about December 8, 2006.
(2.d) None.
(2.e) None.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors made or implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or
this Item.

Item 11. Controls and Procedures.

Conclusions of principal officers concerning controls and procedures.

  (a) As of July 12, 2006, an evaluation was performed under the supervision and with the participation of the officers of registrant, including the principal executive officer (PEO) and principal financial officer (PFO), of the effectiveness of registrant's disclosure controls and procedures. Based on that evaluation, the registrant's officers, including the PEO and PFO, concluded that, as of July 12, 2006, the registrant's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the registrant is made known to the PEO and PFO.

   (b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits attached hereto. (Attach certifications as exhibits)

(1) Not applicable. See registrant's response to Item 2, above.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section
906 of the Sarbanes-Oxley Act of 2002, is attached.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 26, 2006


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   July 26, 2006